Income taxes (Details 4) (USD $) In Millions, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Deferred income tax assets:
Pension	$ 2,130	$ 1,065	$ 1,207
Postemployment benefits other than pensions	1,622	1,501	1,362
Tax carryforwards	821	1,117	1,185
Unrealized profit excluded from inventories	372	269	229
Warranty reserves	338	253	243
Stock based compensation	232	215	182
Post sale discounts	141	142	112
Allowance for credit losses	131	111	102
Deferred compensation	102	106	95
Other-net	645	394	396
Deferred income tax assets, Total	6,534	5,173	5,113
Deferred income tax liabilities:
Capital and intangible assets	(2,743)	(1,423)	(1,185)
Undistributed profits of non-U.S. subsidiaries	(215)
Translation	(193)	(169)	(96)
Deferred income tax liabilities, Total	(3,151)	(1,592)	(1,281)
Valuation allowance for deferred tax assets	(470)	(412)	(475)
Deferred income taxes-net	$ 2,913	$ 3,169	$ 3,357